Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 11. Related Party Transactions

Revenue and Accounts receivable – Related Party

The Company recognized revenue of $864,319 and $472,482 for the nine months ended September 30, 2022 and 2021, respectively, accounts receivable of $5,811 and $443,282, respectively, and contract liabilities of $0 and $63,411 as of September 30, 2022 and December 31, 2021, respectively, from contracts entered into by Craig Technical Consulting, Inc, its majority shareholder, and subcontracted to the Company for four customers.

Accounts payable and accrued interest – related party

At September 30, 2022 and December 31, 2021, accounts payable and accrued interest owed to CTC, consisted of the following:

	September 30,	December 31,
	2022	2021

Accounts payable	$527,476	$534,652
Accrued interest	-	54,145
	$527,476	$588,797

Note payable – related party

On May 1, 2021, the Company converted $4 million advanced to the Company by Craig Technical Consulting, Inc., our principal shareholder, into a related party Note Payable. The remaining $ 3,473,693, that was advanced to the Company was forgiven and recorded as contributed capital. The principal balance of this Note outstanding (together with any accrued, but unpaid interest thereon) shall bear interest at a per annum interest rate equal to the long term Applicable Federal Rate (as such term is defined in Section 1274(d) of the Internal Revenue Code of 1986, as amended), and matures on September 30, 2025, and shall be repaid in the amount of $250,000 every quarter for four (4) years beginning on Oct 1, 2021.

On December 1, 2021, in connection with the assumption of the Decathlon Note, the Company reduced the principal of the Note Payable – related party by recording a reclassification of $1,106,164 from Note Payable – related party to Note payable – non- current (Decathlon note) and recorded forgiveness of note payable of $293,836.

During the nine months ended September 30, 2022, the Company recorded interest expense of $18,115.

During the nine months ended September 30, 2022, the Company repaid $797,505 and the note payable and accrued interest was forgiven by Craig Technical Consulting, Inc. The Company recorded debt forgiveness of note payable and accrued interest of $1,624,755 to additional paid in capital.

As of September 30, 2022 and December 31, 2021, the Company had note payable – related party current of $0 and $1,000,000 and non-current of $0 and $1,350,000, respectively.

Sublease

On August 1, 2021, the Company entered into a Sublease Agreement with its related party and Majority Shareholder, Craig Technical Consulting, Inc. (“Sublandlord”), whereby the Company shall sublease certain offices, rooms and shared use of common spaces located at 150 Sykes Creek Parkway, Merritt Island, FL. The Lease is a month-to-month lease and may be terminated with 30 days’ notice to the Sublandlord. The monthly rent shall be $4,570 from inception through January 31, 2022, $4,707 from February 1, 2022 to January 31, 2023 and $4,847 from February 1, 2023 to January 31, 2024. During the nine months ended September 30, 2022, the Company recorded $42,226 to lease expense.

Note 8. Related Party Transactions

Revenue and Accounts receivable

The Company recognized revenue of $619,324 and $175,769 for the years ended December 31, 2021 and 2020 and accounts receivable of $443,282 and $175,769 and deferred revenue of $63,411 and $0 as of December 31, 2021 and 2020, respectively, from contracts entered into by Craig Technical Consulting, Inc, its majority shareholder, and subcontracted to the Company for four customers.

Change to Accounts Payable and Due to shareholder

As of December 31, 2021 and 2020, the Company owed $588,797 and $7,302,422 to Craig Technical Consulting, Inc. On May 1, 2021, Craig Technical Consulting, Inc, our majority shareholder, forgave $3,473,693 in principal amount owed to it by the Company. The remaining $4 million was converted into a related party Note Payable. The forgiven debt was accounted for as contributed capital. The advance is unsecured, due on demand and non-bearing-interest.

Note payable – related party

On May 1, 2021, the Company converted $4 million advanced to the Company by Craig Technical Consulting, Inc., our principal shareholder, into a related party Note Payable. The remaining $ 3,473,693, that was advanced to the Company was forgiven and recorded as contributed capital. The principal balance of this Note outstanding (together with any accrued, but unpaid interest thereon) shall bear interest at a per annum interest rate equal to the long term Applicable Federal Rate (as such term is defined in Section 1274(d) of the Internal Revenue Code of 1986, as amended), and matures on September 30, 2025, and shall be repaid in the amount of $250,000 every quarter for four (4) years beginning on Oct 1, 2021. On September 30, 2021, the Company repaid $250,000.

On December 1, 2021, in connection with the assumption of the Decathlon Note, the Company reduced the principal of the Note Payable – related party by recording a reclassification of $1,106,164 from Note Payable – related party to Note payable – non- current (Decathlon note) and recorded forgiveness of note payable of $293,836. As of December 31, 2021, the Company had note payable – related party current of $1,000,000 and non-current of $1,350,000. During the year ended December 31, 2021, the Company recorded interest expense of $54,145. (See Note 7).

Sublease

On August 1, 2021, the Company entered into a Sublease Agreement with its related party Majority Shareholder (“Sublandlord”), whereby the Company shall sublease certain offices, rooms and shared use of common spaces located at 150 Sykes Creek Parkway, Merritt Island, FL. The Lease is a month-to-month lease, and may be terminated with 30 days’ notice to the Sublandlord. The monthly rent shall be $4,570 from inception through January 31, 2022, $4,707 from February 1, 2022 to January 31, 2023 and $4,847 from February 1, 2023 to January 31, 2024. During the year ended December 31, 2021, the Company recorded $22,850.